Staff numbers and costs	12 Months Ended
Mar. 31, 2026
Staff numbers and costs
Staff numbers and costs

17.         Staff numbers and costs

The average weekly number of staff, including the Executive Director, during the year, analyzed by category, was as follows:

	Year ended
	March 31,
	2026	2025	2024
Operations	25,716	25,577	23,214
Sales, management and support	1,676	1,499	1,284
Average	27,392	27,076	24,498

At March 31, 2026 the Company had a team of 25,711 aviation professionals (2025: 25,952; 2024: 27,076).

The aggregate payroll costs of these persons were as follows:	Year ended
	March 31,
	2026	2025	2024
	€M	€M	€M
Staff and related costs	1,609.2	1,537.1	1,335.4
Social welfare costs	210.9	182.7	156.1
Other pension costs	21.4	18.5	12.4
Share based payments	15.0	12.8	(3.9)
	1,856.5	1,751.1	1,500.0

Costs in respect of defined-contribution benefit plans and other pension arrangements were €21m in 2026 (2025: €19m; 2024: €12m). Staff costs capitalized into assets (and therefore excluded from the table above) during the FY26 amounted to €73m (2025: €65m; 2024: €58m). Staff and related costs (primarily self-handling) included within Airport and handling charges amounted to €124m in 2026 (2025: €111m; 2024: €14m). The average weekly number of staff related to this category of staff was 4,562 in FY26 (2025: 4,296; 2024: 630).